NEW RIVER FUNDS

New River Small Cap Fund

New River Core Equity Fund

Supplement dated October 25, 2007

To the Combined Prospectus and Statement of Additional Information

Dated February 2, 2007

The section entitled:  “MANAGEMENT OF THE FUNDS – PORTFOLIO HOLDINGS DISCLOSURE” on page 11 of the Prospectus is hereby deleted in its entirety.

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Reference is made to the section entitled “POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS” beginning on page 8 of the Statement of Additional Information.  The paragraph entitled “Website Disclosure of Fund Portfolio Holdings” on page 9 is hereby deleted and replaced with the following:

Website Disclosure of Fund Portfolio Holdings.  The Trust will post a complete list of each Fund’s portfolio holdings as of the last day of each fiscal quarter/semi-annual period two months after the end of said period on its website at www.newriverfunds.com.  The Funds’ portfolio holdings will remain available on www.newriverfunds.com at least until the next quarterly update.

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Please Retain This Supplement for Your Future Reference.